Stock Option and bonus plans (Details) - $ / shares	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Stock Option And Bonus Plans Details
Number of Options	850,000	850,000	850,000
Weighted Average Exercise Price	$ 1.50	$ 1.50	$ 1.50